Astor Long/Short ETF Portfolio
RISK/RETURN
Investment Objectives:
The Portfolio seeks total return through a combination of capital appreciation and income.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, acquired fund fees and expenses are the indirect costs of investing in other investment companies.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Astor Long/Short ETF Portfolio		Class 1 Shares	Class 2 Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.20%	0.20%
Acquired Fund Fees and Expenses	[1][2]	0.37%	0.37%
Total Annual Portfolio Operating Expenses	[3]	1.57%	1.82%
[1]	Estimated for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Portfolio expenses, until November 30 , 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Portfolio may invest, or extraordinary expenses such as litigation) of the Portfolio do not exceed 1.74 % for Class 1 shares and 1.99 % for Class 2 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Astor Long/Short ETF Portfolio (USD $)	1 Year	3 Years
Class 1 Shares	160	496
Class 2 Shares	185	573

Portfolio Turnover:

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.

Principal Investment Strategies:

 The Portfolio invests predominantly in exchange-traded funds ("ETFs"), that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Portfolio defines fixed-income securities to include notes, bonds, debentures and other evidences of indebtedness.  The Portfolio defines equity securities to include common and preferred stocks.  The Portfolio defines alternative and specialty securities to include securities of Real Estate Investment Trusts ("REITs"), commodities, foreign currencies and inverse ETFs (ETFs designed to produce returns that are inverse to the market).  The Portfolio makes "short" investments through inverse ETFs rather than selling securities short.  The Portfolio makes "long" investments through traditional ETFs.  The Portfolio invests in ETFs without restriction as to the issuer credit quality, capitalization, country or the individual security maturity or currency of the underlying securities held by the ETFs.  Under normal market conditions, the Portfolio invests at least 80% of its assets measured at the time of purchase in ETFs.

The adviser, Astor Asset Management LLC uses an active asset allocation strategy based on a proprietary macro-economic model and investment philosophy, "The Astor Philosophy", to select assets (long or short) that it believes have the potential to generate positive returns in the given economic environment.

The Astor Philosophy

The model and philosophy analyze economic data inputs including: (1) GDP, (2) inflation, (3) unemployment, (4) money flows and (5) overall market conditions to determine what the adviser believes is the current phase of the business cycle.  Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Portfolio's investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The adviser anticipates rebalancing the investment portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs including ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  Alternative or specialty ETFs are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs linked to commodities, such as oil or gold, and ETFs focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following describes the risks the Portfolio may bear directly and indirectly through ETFs.

  Alternative and Specialty Assets Risks.  The Portfolio may purchase ETFs that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies, or real estate, and may include leverage, which magnifies the changes in the value of the ETF.

  Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Portfolio.  In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

  Emerging Market Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  Equity Risk.  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity ETFs in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

  Fixed-Income Risk.  When the Portfolio invests in fixed-income ETFs, the value of your investment in the Portfolio will fluctuate with changes in interest rates.  Defaults by fixed-income issuers will also harm performance.

  Foreign Investment Risk.  Investing in securities of foreign issuers, through ETFs, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

  High-Yield Bond Risk.  Lower-quality fixed-income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an ETF's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the value of these assets.

  Inverse Risk.  The Portfolio engages in hedging activities by investing in inverse ETFs.  Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Portfolio to suffer significant losses.

  Limited History of Operations.  The Portfolio is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's dependence on "The Astor Philosophy" and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Portfolio invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

  Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by visiting www.astorllc.com or by calling 1-877-738-0333.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 24, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2011
Prospectus Date	rr_ProspectusDate	May 23, 2011
Astor Long/Short ETF Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.  In the table below, acquired fund fees and expenses are the indirect costs of investing in other investment companies.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  A higher portfolio turnover rate may indicate higher transaction costs.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Portfolio invests predominantly in exchange-traded funds ("ETFs"), that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Portfolio defines fixed-income securities to include notes, bonds, debentures and other evidences of indebtedness.  The Portfolio defines equity securities to include common and preferred stocks.  The Portfolio defines alternative and specialty securities to include securities of Real Estate Investment Trusts ("REITs"), commodities, foreign currencies and inverse ETFs (ETFs designed to produce returns that are inverse to the market).  The Portfolio makes "short" investments through inverse ETFs rather than selling securities short.  The Portfolio makes "long" investments through traditional ETFs.  The Portfolio invests in ETFs without restriction as to the issuer credit quality, capitalization, country or the individual security maturity or currency of the underlying securities held by the ETFs.  Under normal market conditions, the Portfolio invests at least 80% of its assets measured at the time of purchase in ETFs.

The adviser, Astor Asset Management LLC uses an active asset allocation strategy based on a proprietary macro-economic model and investment philosophy, "The Astor Philosophy", to select assets (long or short) that it believes have the potential to generate positive returns in the given economic environment.

The Astor Philosophy

The model and philosophy analyze economic data inputs including: (1) GDP, (2) inflation, (3) unemployment, (4) money flows and (5) overall market conditions to determine what the adviser believes is the current phase of the business cycle.  Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Portfolio's investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The adviser anticipates rebalancing the investment portfolio based upon the adviser's determination of changes in the economic cycle as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs including ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  Alternative or specialty ETFs are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs linked to commodities, such as oil or gold, and ETFs focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio's net asset value and performance.

The following describes the risks the Portfolio may bear directly and indirectly through ETFs.

  Alternative and Specialty Assets Risks.  The Portfolio may purchase ETFs that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies, or real estate, and may include leverage, which magnifies the changes in the value of the ETF.

  Credit Risk.  Debt issuers may not make interest or principal payments, resulting in losses to the Portfolio.  In addition, the credit quality of securities held by an ETF may be lowered if an issuer's financial condition changes.  These risks are more pronounced for securities with lower credit quality, such as those rated below BBB- by Standard & Poor's Ratings Group or another credit rating agency.

  Emerging Market Risk.  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  Equity Risk.  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity ETFs in which it invests.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  ETF Risk.  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio.  As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on its investments.

  Fixed-Income Risk.  When the Portfolio invests in fixed-income ETFs, the value of your investment in the Portfolio will fluctuate with changes in interest rates.  Defaults by fixed-income issuers will also harm performance.

  Foreign Investment Risk.  Investing in securities of foreign issuers, through ETFs, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

  High-Yield Bond Risk.  Lower-quality fixed-income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an ETF's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the value of these assets.

  Inverse Risk.  The Portfolio engages in hedging activities by investing in inverse ETFs.  Inverse ETFs may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Portfolio to suffer significant losses.

  Limited History of Operations.  The Portfolio is a new mutual fund and has a limited history of operation.

  Management Risk.  The adviser's dependence on "The Astor Philosophy" and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Portfolio invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

  Small and Medium Capitalization Company Risk.  Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of this Prospectus.  Updated performance information will be available at no cost by visiting www.astorllc.com or by calling 1-877-738-0333.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorllc.com
Astor Long/Short ETF Portfolio | Class 1 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	1.57%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Astor Long/Short ETF Portfolio | Class 2 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1],[2]
Total Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	1.82%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573

[1]	Estimated for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Portfolio expenses, until November 30 , 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Portfolio may invest, or extraordinary expenses such as litigation) of the Portfolio do not exceed 1.74 % for Class 1 shares and 1.99 % for Class 2 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days written notice to the adviser.